Prepayments and Other Assets - Schedule of Current and Non Current Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Non Current Prepayments and Other Assets [Abstract]
Current	$ 5,637	$ 6,416
Non-current		228
Total of prepayments and other assets	$ 5,637	$ 6,644